STOCK-BASED COMPENSATION - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION
Options available for grant, beginning of period	11,048	4,299,140	4,299,140
Increase to options available under the plan				5,242,189
Options granted	(18,335)	0	(10,932,615)
Options exercised	(6,465,857)		(996,991)
Options forfeited	18,335		870,317
Options expired			532,017
Options available for grant, end of period	11,048		11,048	4,299,140
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	51,379,939	42,846,649	42,846,649
Options granted	18,335	0	10,932,615
Options exercised	(6,465,857)		(996,991)
Options forfeited	(18,335)		(870,317)
Options expired			(532,017)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	44,914,082		51,379,939	42,846,649
Weighted average exercise price, options outstanding, beginning of period (per share)	$ 0.58		$ 0.56	$ 0.34
Weighted average exercise price, options granted (per share)	3.47		1.23
Weighted average exercise price, options exercised (per share)	0.43		0.38
Weighted average exercise price, options forfeited (per share)	0.51		0.49
Weighted average exercise price, options expired (per share)			0.35
Weighted average exercise price, options outstanding, end of period (per share)	$ 0.58		$ 0.56	$ 0.34
Weighted average remaining contractual life, options outstanding	7 years 18 days		7 years 2 months 15 days	6 years 9 months 25 days
Aggregate intrinsic value, options outstanding	$ 202,792		$ 46,516	$ 5,821
Weighted average grant date fair value of stock options granted (per share)	$ 2.24		$ 0.82	$ 0.34
Intrinsic value of options exercised	$ 30,200	$ 100	$ 1,100	$ 100